Medium-term notes (Details) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended
	Oct. 31, 2010 Medium-term notes Tianwei Yingli item	Dec. 31, 2012 Medium-term notes Tianwei Yingli	Oct. 13, 2010 Medium-term notes Tianwei Yingli CNY	Dec. 31, 2012 Medium-term notes Yingli China item	Mar. 31, 2012 Medium-term notes Yingli China CNY	Oct. 31, 2010 Medium-term notes first tranche Tianwei Yingli	Oct. 13, 2010 Medium-term notes first tranche Tianwei Yingli CNY	Dec. 31, 2012 Medium-term notes first tranche Yingli China	May 03, 2012 Medium-term notes first tranche Yingli China USD ($)	May 03, 2012 Medium-term notes first tranche Yingli China CNY	May 10, 2011 Medium-term notes second tranche Tianwei Yingli CNY	Dec. 31, 2012 Medium-term notes second tranche Yingli China	May 03, 2012 Medium-term notes second tranche Yingli China USD ($)	May 03, 2012 Medium-term notes second tranche Yingli China CNY
Debt
Principal amount			2,400,000		1,500,000		1,000,000		$ 192,613	1,200,000	1,400,000		$ 48,153	300,000
Term of loan facility	5 years							3 years				5 years
Number of tranches allowed	2			2
Fixed annual interest rate for first three years (as a percent)							4.30%
Number of years initial interest rate is applicable						3 years
Fixed annual interest rate for remaining two years (as a percent)							5.70%
Remaining number of years subsequent interest rate is applicable						2 years
Effective interest rate (as a percent)		4.82%
Interest rate (as a percent)									5.78%	5.78%	6.15%		6.01%	6.01%